Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust
Entity Central Index Key	0000718891
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity California Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity® California Municipal Income Fund
Trading Symbol	FCTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class Z
Trading Symbol	FIJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class M
Trading Symbol	FCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class I
Trading Symbol	FCMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class C
Trading Symbol	FCMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class A
Trading Symbol	FCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,763,081,187
Holdings Count | shares	737
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.2 Transportation 20.3 Education 10.8 Health Care 9.5 Electric Utilities 5.8 Others(Individually Less Than 5%) 14.8 100.4 AAA 0.6 AA 57.8 A 30.5 BBB 7.8 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 57.8 A - 30.5 BBB - 7.8 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Limited Term Tax-Free Bond Fund
Class Name	Fidelity® California Limited Term Tax-Free Bond Fund
Trading Symbol	FCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 599,338,067
Holdings Count | shares	301
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$599,338,067
Number of Holdings	301
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 47.0 Health Care 11.4 Education 10.7 Electric Utilities 6.2 Water & Sewer 6.1 Transportation 5.7 Others(Individually Less Than 5%) 10.1 97.2 AAA 3.8 AA 63.0 A 21.6 BBB 6.1 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.8 AA - 63.0 A - 21.6 BBB - 6.1 Not Rated - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.